First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
September 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 74.8%
$12,000,000	U.S. Treasury Note	1.00%	12/15/24	$11,912,481
12,000,000	U.S. Treasury Note	0.50%	03/31/25	11,773,698
12,000,000	U.S. Treasury Note	0.25%	06/30/25	11,660,353
13,000,000	U.S. Treasury Note	0.25%	09/30/25	12,532,006
24,000,000	U.S. Treasury Note	0.38%	11/30/25	23,055,938
16,000,000	U.S. Treasury Note	0.75%	03/31/26	15,304,375
	Total U.S. Government Bonds and Notes			86,238,851
	(Cost $85,779,699)

Shares	Description	Value
MONEY MARKET FUNDS — 20.7%
11,919,024	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (a)	11,919,024
11,919,024	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (a)	11,919,024
	Total Money Market Funds	23,838,048
	(Cost $23,838,048)

	Total Investments — 95.5%	110,076,899
	(Cost $109,617,747)
	Net Other Assets and Liabilities — 4.5%	5,146,071
	Net Assets — 100.0%	$115,222,970
Futures Contracts at September 30, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	65	Oct-2024	$4,660,500	$(127,506)
Cattle Feeder Futures	21	Nov-2024	2,571,450	41,633
Cocoa Futures	46	Mar-2025	2,927,900	(17,004)
Coffee “C” Futures	20	Dec-2024	2,026,875	46,992
Copper Futures	21	Dec-2024	2,390,325	114,650
Gasoline RBOB Futures	15	Nov-2024	1,200,906	(50,729)
Gold 100 Oz. Futures	32	Dec-2024	8,510,080	450,240
Kansas City Hard Red Winter Wheat Futures	99	Dec-2024	2,889,562	2,940
Live Cattle Futures	76	Dec-2024	5,617,920	170,447
LME Zinc Futures	25	Dec-2024	1,932,931	123,038
Silver Futures	19	Dec-2024	2,988,510	133,012
Soybean Meal Futures	239	Dec-2024	8,164,240	377,483
Soybean Oil Futures	87	Dec-2024	2,260,782	(40,841)
Sugar #11 (World) Futures	167	Feb-2025	4,202,789	(162,089)
WTI Crude Futures	124	Nov-2024	8,403,480	(664,912)
			$60,748,250	$397,354

Futures Contracts Short
Corn Futures	366	Dec-2024	$(7,772,925)	$(453,467)
Cotton No. 2 Futures	211	Dec-2024	(7,765,855)	(532,347)
Lean Hogs Futures	46	Dec-2024	(1,348,260)	15,786
LME Aluminium Futures	38	Dec-2024	(2,482,474)	(136,110)
LME Lead Futures	70	Dec-2024	(3,660,825)	(123,913)
LME Nickel Futures	13	Dec-2024	(1,364,481)	(74,011)
Low Sulphur Gasoil “G” Futures	43	Dec-2024	(2,822,950)	(92,109)

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Futures Contracts at September 30, 2024 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Natural Gas Futures	109	Nov-2024	$(3,646,050)	$(300,681)
NY Harbor ULSD Futures	122	Nov-2024	(11,083,724)	(9,076)
Soybean Futures	55	Nov-2024	(2,906,750)	(77,483)
Wheat Futures	188	Dec-2024	(5,489,600)	(227,504)
			$(50,343,894)	$(2,010,915)
		Total	$10,404,356	$(1,613,561)

(a)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

ASSETS TABLE
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$86,238,851	$—	$86,238,851	$—
Money Market Funds	23,838,048	23,838,048	—	—
Total Investments	110,076,899	23,838,048	86,238,851	—
Futures Contracts	1,476,221	1,476,221	—	—
Total	$111,553,120	$25,314,269	$86,238,851	$—

LIABILITIES TABLE
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(3,089,782)	$(3,089,782)	$—	$—